UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	May 14, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	52
Form 13F Information Table Value Total: $95,179

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	315	5137	SH		SOLE			5137
Accenture Plc		SHS		G1151C101	2495	38689	SH		SOLE			38689
Adobe Sys Inc.		COM		00724F101	1265	36859	SH		SOLE			36859
Aflac Inc.		COM		001055102	1960	42614	SH		SOLE			42614
American Elec Pwr Inc	COM		025537101	385	9988	SH		SOLE			9988
Apache Corp		COM		037411105	310	3082	SH		SOLE			3082
Banco Bradesco		ADR		059460303	1975	112836	SH		SOLE			112836
BBT Corp		COM		054937107	2547	81141	SH		SOLE			81141
Berkley W R Corp	COM		084423102	324	8980	SH		SOLE			8980
BHP Billiton Ltd	ADR		088606108	2577	35591	SH		SOLE			35591
Caterpillar		COM		149123101	1246	11693	SH		SOLE			11693
Cenovus Energy Inc.	COM		15135U109	721	20056	SH		SOLE			20056
Cheesecake Factory	COM		163072101	533	18144	SH		SOLE			18144
China Mobile Hong K	ADR		16941M109	1940	35229	SH		SOLE			35229
Cisco Sys Inc		COM		17275R102	3682	174098	SH		SOLE			174098
CPFL Energia S A	ADR		126153105	200	6628	SH		SOLE			6628
Credit Suisse Group	ADR		225401108	1534	53794	SH		SOLE			53794
Ctrip.Com Intl Ltd	ADR		22943F100	1937	89516	SH		SOLE			89516
Darden Restaurants Inc	COM		237194105	1647	32196	SH		SOLE			32196
Devon Energy Corp	COM		25179M103	259	3643	SH		SOLE			3643
Dr Reddys Labs		ADR		256135203	3371	97539	SH		SOLE			97539
First Solar Inc.	COM		336433107	2083	83168	SH		SOLE			83168
General Dynamics	COM		369550108	2210	30123	SH		SOLE			30123
Gilead Sciences Inc	COM		375558103	1968	40288	SH		SOLE			40288
Heartland Express Inc	COM		422347104	294	20364	SH		SOLE			20364
Icici Bk Ltd		ADR		45104G104	2874	82411	SH		SOLE			82411
Icon Pub LTD Co		ADR		45103T107	1617	76220	SH		SOLE			76220
Illinois Tool Wks Inc	COM		452308109	365	6394	SH		SOLE			6394
Intuitive Surgical   	COM		46120E602	3890	7181	SH		SOLE			7181
Itau Unibanco		ADR		465562106	2640	137596	SH		SOLE			137596
Joy Global 		COM		481165108	237	3230	SH		SOLE			3230
Kimberly Clark		COM		494368103	1734	23463	SH		SOLE			23463
Kohls Corp		COM		500255104	2435	48661	SH		SOLE			48661
Logitech Intl		SHS		H50430232	738	94652	SH		SOLE			94652
NII Holdings Inc	CL B		62913F201	2892	157932	SH		SOLE			157932
Noble Corporation	SHS		H5833N103	2232	59557	SH		SOLE			59557
Noble Energy		COM		655044105	1663	17010	SH		SOLE			17010
O Reilly Automotive	COM		67103H107	1800	19700	SH		SOLE			19700
Paccar Inc		COM		693718108	310	6614	SH		SOLE			6614
Petroleo Brasilerio	ADR		71654V408	2671	100555	SH		SOLE			100555
Potash Corp		COM		73755L107	3338	73050	SH		SOLE			73050
Qualcomm Inc		COM		747525103	4435	65158	SH		SOLE			65158
Sasol Ltd		ADR		803866300	218	4480	SH		SOLE			4480
SPDR Gold Trust		SHS		78463V107	3763	23210	SH		SOLE			23210
Syngenta AG		ADR		87160A100	2253	32735	SH		SOLE			32735
Sysco Corp		COM		871829107	1563	52347	SH		SOLE			52347
Theratechnologies	COM		88338H100	7994	3996982	SH		SOLE			3996982
Tortoise Energy		COM		89147L100	1078	26143	SH		SOLE			26143
Tortoise North Amrn	COM		89147T103	207	8058	SH		SOLE			8058
Waters Corp		COM		941848103	2090	22560	SH		SOLE			22560
Xilinx Inc		COM		983919101	2137	58575	SH		SOLE			58575
Yamana Gold Inc.	COM		98462Y100	227	14515	SH		SOLE			14515


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